Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Apr. 01, 2022	Apr. 01, 2021	Mar. 31, 2021
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 519,552			¥ 460,025
Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities	34,000		¥ 14,000	14,000
Debt securities, available-for-sale, allowance for credit loss, period increase (decrease)	20,000
Japanese government bonds
Gain (Loss) on Securities [Line Items]
Allowance for credit losses on held to maturity debt securities	¥ 0	¥ 0	¥ 0	0
Orient Corporation
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	49.00%
Chiba Kogya Bank LTD [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	16.89%
Joint Stock Commercial Bank Foreign Trade of Vietnam [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	15.00%
Mizuho Leasing Company LTD [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	23.49%
Matthew International Capital Management LLC [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	18.21%
Custody Bank of Japan Ltd [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	27.00%
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 255,336			229,156
Equity method Investments, aggregated market values	¥ 456,195			¥ 424,267